                                Filed with the Securities and Exchange Commission on September 18, 2006

                                                  1933 Act Registration No. 333-75702
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                                                  1940 Act Registration No. 811-07325

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                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 14
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 74

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                       VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 802-7333
                               (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                           THOMAS C. CASTANO
                                                               Secretary
                                                     Pruco Life Insurance Company
                                                         213 Washington Street
                                                     Newark, New Jersey 07102-2992
                                                            (973) 802-4708
                                                (Name and Address of Agent for Service)

                                                              Copies To:
                                                        C. CHRISTOPHER SPRAGUE
                                                   Vice President, Corporate Counsel
                                           The Prudential Life Insurance Company of America
                                                         213 Washington Street
                                                     Newark, New Jersey 07102-2992
                                                            (973) 802-6997

                                             Approximate date of proposed public offering:
                                            As soon as practicable after the effective date
                                                    of the Registration Statement.

                           It is proposed that this filing become effective:  (check appropriate space)
                                    immediately upon filing pursuant to paragraph (b) of Rule 485 on  October 3, 2006 pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    on                         pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interests in Individual Variable Annuity Contracts

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Strategic Partners (SM)
FlexElite
Variable Annuity

                                                                 Note:

         This Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until October 3, 2006, the effectiveness of Post-Effective Amendment No. 13, which was filed on July 21, 2006 (Accession No.
0001193125-06-149054) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  This Post-Effective Amendment No. 14 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 12.

                                                              SIGNATURES

         As required by the Securities Act of 1933, the Registrant certifies that this post-effective amendment under Rule 485(b) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485, and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 485, has occurred since the filing date of the most recent post-effective amendment filed under paragraph (a) of this section, which has not become effective.  Accordingly, the
Registrant has duly caused this post-effective amendment  to be signed on its behalf, in the Town of Shelton and State of
Connecticut, on this 18th day of September, 2006.

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest: /s/Thomas C. Castano                         /s/Scott D. Kaplan
Thomas C. Castano                                    Scott D. Kaplan
Secretary                                            President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

         *
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR Date: September 18, 2006

         *
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

         *
TUCKER I. MARR
VICE PRESIDENT, AND
PRINCIPAL FINANCIAL OFFICER

         *                                                  *By: /s/ Thomas C. Castano
BERNARD J. JACOB                                               THOMAS C. CASTANO
DIRECTOR                                                      (ATTORNEY-IN-FACT)

         *
HELEN M. GALT
DIRECTOR

         *
RONALD P. JOELSON
DIRECTOR

         *
DAVID R. ODENATH, JR.
DIRECTOR